PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5: PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$7,219	$6,776
Office furniture and equipment	2,686	2,682
Leasehold improvements	8,392	8,658
Capitalized software	12,473	12,473

Total cost	30,770	30,589
Less: accumulated depreciation and amortization	(26,559)	(23,819)
Property and equipment, net	$4,211	$6,770

Depreciation expenses totaled to $3,022, $4,662, and $5,455, for the years ended December 31, 2021, 2020 and 2019, respectively.

Depreciation expense for the related capitalized internally developed software in the consolidated statements of income amounted to $1,392, $3,056, and $3,607 during 2021, 2020 and 2019, respectively.